Related Party Transactions - Key Mgm - Guarantees - Loans past due - Other Transactions (Detail: Text Values) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Loans Issued and Guarantees Granted [Abstract]
Key Management Loans and commitments	€ 6	€ 8
Key Management Deposits	20	21
Collateral held for loans outstanding	5	5
Trading assets and positive market values from derivative financial transactions with associated companies	28	1
Trading liabilities and negative market values from derivative financial transactions with associated companies	0	0
Other assets related to transactions with associated companies	69	55
Other liabilities related to transactions with associated companies	€ 2	€ 2